Fees Summary	Jun. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 231,138,376.50
Total Fee Amount	31,920.21
Total Offset Amount	0.00
Net Fee	$ 31,920.21
Offering Table N/A
Offset Table N/A	N/A